Income Taxes - Unrecognized Tax Benefits Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 01, 2017	Jul. 02, 2016	Jun. 27, 2015
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of fiscal year	$ 138.6	$ 168.1	$ 170.7
Gross increase due to tax positions related to prior periods	2.7	25.5	5.4
Gross decrease due to tax positions related to prior periods	(2.7)	(4.4)	(1.1)
Gross increase due to tax positions related to current period	8.1	8.7	16.5
Decrease due to lapse of statutes of limitations	(39.5)	(59.0)	(21.1)
Decrease due to settlements with taxing authorities	(13.1)	(0.3)	(2.3)
Balance at end of fiscal year	$ 94.1	$ 138.6	$ 168.1